UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                                -----
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Expo Capital Management, LLC
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Address:    11111 Santa Monica Blvd.
            ------------------------------------------
            Suite 770
            ------------------------------------------
            Los Angeles, CA 90025
            ------------------------------------------

Form 13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim McCoy
          --------------------------------------------
Title:    COO & Partner
          --------------------------------------------
Phone:    310-201-7909
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jim McCoy                   Los Angeles, CA               November 13, 2009
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this this list, omit this section.]

Form 13F File Number         Name

28-
   -----------------         ---------------------------------------
[Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                              --------------

Form 13F Information Table Entry Total:                   29
                                              --------------

Form 13F Information Table Value Total:             $131,041
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                                                (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number         Name

     28-
---     -----------------         ---------------------------------------
[Repeat as necessary.]

EXPO CAPITAL MANAGEMENT, LLC                        FORM 13F INFORMATION TABLE                                    September 30, 2009

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                    COMM            018490102   $4,825     85,000   SH                sole            85,000
EDWARDS LIFESCIENCES CORP       COMM            28176E108   $4,544     65,000   SH                sole            65,000
PERKINELMER INC                 COMM            714046109   $4,329    225,000   SH                sole           225,000
SHIRE PHARMACEUTICALS GROUP ADR COMM            82481R106   $4,706     90,000   SH                sole            90,000
SMITH & NEPHEW P L C ADR        COMM            83175M205   $4,278     95,000   SH                sole            95,000
WATERS CORP                     COMM            941848103   $4,469     80,000   SH                sole            80,000
CALL DENDREON CORP JAN030.00    OPTION          24823Q1AF   $1,320      1,500   SH    CALL        sole             1,500
AMERIGROUP CORP                 Nasdaq OTC      03073T102   $4,767    215,000   SH                sole           215,000
ALEXION PHARMACEUTICALS INC     Nasdaq OTC      015351109   $4,231     95,000   SH                sole            95,000
AMERICAN MED SYS HLDGS INC      Nasdaq OTC      02744M108   $4,907    290,000   SH                sole           290,000
BIOGEN IDEC INC                 Nasdaq OTC      09062X103   $4,547     90,000   SH                sole            90,000
CUBIST PHARMACEUTICALS INC      Nasdaq OTC      229678107   $4,747    235,000   SH                sole           235,000
CELGENE CORP                    Nasdaq OTC      151020104   $4,472     80,000   SH                sole            80,000
CEPHALON INC                    Nasdaq OTC      156708109   $4,368     75,000   SH                sole            75,000
DENDREON CORP                   Nasdaq OTC      24823Q107   $4,758    170,000   SH                sole           170,000
ENDO PHARMACEUTICALS HLDGS INC  Nasdaq OTC      29264F205   $4,752    210,000   SH                sole           210,000
EXELIXIS INC                    Nasdaq OTC      30161Q104   $4,625    725,000   SH                sole           725,000
ICON PLC-SPONSORED ADR          Nasdaq OTC      45103T107   $4,898    200,000   SH                sole           200,000
INCYTE PHARMACEUTICALS INC      Nasdaq OTC      45337C102   $4,894    725,000   SH                sole           725,000
MARTEK BIOSCIENCES CORP         Nasdaq OTC      572901106   $4,292    190,000   SH                sole           190,000
OSI PHARMACEUTICALS INC         Nasdaq OTC      671040103   $4,765    135,000   SH                sole           135,000
PHASE FORWARD INC               Nasdaq OTC      71721R406   $4,914    350,000   SH                sole           350,000
PHARMACEUTICAL PRODUCT          Nasdaq OTC      717124101   $4,717    215,000   SH                sole           215,000
PERRIGO CO                      Nasdaq OTC      714290103   $4,589    135,000   SH                sole           135,000
PAREXEL INTL CORP               Nasdaq OTC      699462107   $4,757    350,000   SH                sole           350,000
SALIX PHARMACEUTICALS LTD       Nasdaq OTC      795435106   $4,890    230,000   SH                sole           230,000
SAVIENT PHARMACEUTICALS         Nasdaq OTC      80517Q100   $4,940    325,000   SH                sole           325,000
WRIGHT MEDICAL GROUP INC        Nasdaq OTC      98235T107   $4,197    235,000   SH                sole           235,000
ZIMMER HLDGS INC                Nasdaq OTC      98956P102   $4,543     85,000   SH                sole            85,000